Cover	Jun. 26, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 26, 2023
Entity File Number	024-11501
Entity Registrant Name	Clean Vision Corporation
Entity Central Index Key	0001391426
Entity Tax Identification Number	85-1449444
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2711 N. Sepulveda Blvd
Entity Address, Address Line Two	Suite 1051
Entity Address, City or Town	Manhattan Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90266
City Area Code	(424)
Local Phone Number	835-1845
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true